Offerings - Offering: 1	May 06, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class B Common Stock, no par value
Amount Registered | shares	19,900,000
Proposed Maximum Offering Price per Unit	30.31
Maximum Aggregate Offering Price	$ 603,169,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 83,297.64
Offering Note	(1) This registration statement covers an aggregate of an additional 19,900,000 shares of our Class B common stock available for issuance under the Schneider National, Inc. 2017 Omnibus Incentive Plan, as amended and restated on April 30, 2026 . (2) Estimated solely for purposes of calculating the registration fee. The registration fee has been calculated in accordance with Rules 457(c) and 457(h) of the Securities Act of 1933, as amended, based upon the average of the high and low selling price per share of Class B common stock of the Company on May 5, 2026, as reported by the New York Stock Exchange. (3) Pursuant to Rule 416 of the Securities Act, this registration statement shall also cover any additional shares of Class B common stock which become issuable under the 2017 Omnibus Incentive Plan pursuant to this registration statement by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of our outstanding shares of Class B common stock.